Pay vs Performance Disclosure $ / shares in Units, pure in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 28, 2023 $ / shares	Dec. 01, 2022	Jan. 28, 2023 USD ($) $ / shares	Jan. 29, 2022 USD ($) $ / shares	Jan. 30, 2021 USD ($) $ / shares	Feb. 01, 2020 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and net sales performance results for our fiscal 2022, 2021, and 2020:

					Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2)(3) ($)	Compensation Actually Paid to Second PEO(2)(3) ($)			Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (Loss)(6) ($)	Net Sales(6)(7) ($)
2022	9,034,094	4,427,865	(57,026,989)(8)	4,710,588(8)	3,420,060	(3,655,769)(8)	82.19	123.99	(19)	17,161
2021	12,924,834	—	34,227,502(9)	—	4,016,239	8,475,219(9)	148.59	149.72	938	18,471
2020	12,855,375	—	31,770,487(10)	—	3,836,246	7,644,846(10)	106.88	141.39	(163)	15,031

(1)
NEOs included in the above compensation columns reflect the following:

Year	First PEO	Second PEO	Non-PEOs
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Gaffney
2020	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Kelroy

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for restricted stock awards and units and restricted unit awards, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based restricted units the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) multiplied times the probability of achievement as of each such date.

(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: 2022: $31.49, 2021: $60.16, 2020: $44.06, 2019: $42.75.

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the applicable measurement period (assuming dividend reinvestment) and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Cumulative TSR for each fiscal year assumes an investment of $100 at the beginning of the applicable measurement period.

(5)
Peer group TSR reflects the Company’s 2022 peer group which is the S&P 500 Retailing Index as reflected in our 2022 Annual Report on Form the 10—(k) pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on February 1, 2020 and reinvestment of dividends. The calculations exclude trading commissions and taxes.

(6)
Dollars in Millions

(7)
Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.

(8)
2022 compensation “Actually Paid” to first PEO, second PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	—	—	(2,905,529)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—	67,135
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	143,079	(23,493)	(716,741)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	(58,654,169)	—	(2,602,124)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(9)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	12,179,438	2,675,545
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	1,928,652	418,902
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219
(10)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	(2,018,897)	(537,765)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote [Text Block]
(1)
NEOs included in the above compensation columns reflect the following:

Year	First PEO	Second PEO	Non-PEOs
2022	Ms. Gass	Mr. Kingsbury	Ms. Timm, Mr. Chini, Ms. Mc Feeney, Ms. Raymond, Mr. Gaffney, Mr. Revelle
2021	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Gaffney
2020	Ms. Gass	N/A	Ms. Timm, Mr. Howe, Mr. Revelle, Mr. Kelroy

Peer Group Issuers, Footnote [Text Block]
(5)
Peer group TSR reflects the Company’s 2022 peer group which is the S&P 500 Retailing Index as reflected in our 2022 Annual Report on Form the 10—(k) pursuant to Item 201(e) of Regulation S-K. The chart assumes an investment of $100 on February 1, 2020 and reinvestment of dividends. The calculations exclude trading commissions and taxes.

Adjustment To PEO Compensation, Footnote [Text Block]
(8)
2022 compensation “Actually Paid” to first PEO, second PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	—	—	(2,905,529)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—	67,135
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	143,079	(23,493)	(716,741)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	(58,654,169)	—	(2,602,124)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(9)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	12,179,438	2,675,545
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	1,928,652	418,902
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219
(10)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	(2,018,897)	(537,765)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Non-PEO NEO Average Total Compensation Amount			$ 3,420,060	$ 4,016,239	$ 3,836,246
Non-PEO NEO Average Compensation Actually Paid Amount			$ (3,655,769)	8,475,219	7,644,846
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(8)
2022 compensation “Actually Paid” to first PEO, second PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2022 Compensation “Actually Paid”	First PEO ($)	Second PEO ($)	Average Non-PEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	9,034,094	4,427,865	3,420,060
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,549,993)	(3,920,000)	(1,891,344)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	—	4,226,216	972,774
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	—	—	(2,905,529)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—	67,135
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	143,079	(23,493)	(716,741)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	(58,654,169)	—	(2,602,124)
Total Adjustments	(66,061,083)	282,723	(7,075,829)
Actual Compensation Actually Paid for Fiscal Year 2022	(57,026,989)	4,710,588	(3,655,769)

(9)
2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2021 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	12,924,834	4,016,239
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(7,250,011)	(1,375,046)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	14,444,589	2,739,579
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	12,179,438	2,675,545
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	1,928,652	418,902
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	21,302,668	4,458,980
Actual Compensation Actually Paid for Fiscal Year 2021	34,227,502	8,475,219
(10)
2020 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

Adjustments to Determine 2020 Compensation “Actually Paid”	First PEO ($)	Average Non-PEOs ($)
Total Reported in 2020 Summary Compensation Table (SCT)	12,855,375	3,836,246
Less, Grant Date Fair Value of Stock Awards Reported in SCT	(8,853,685)	(1,962,007)
Plus, Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	35,993,323	7,091,195
Plus, Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested	(6,205,629)	(782,823)
Plus, Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year	—	—
Plus, Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year	(2,018,897)	(537,765)
Less, Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year	—	—
Total Adjustments	18,915,112	3,808,600
Actual Compensation Actually Paid for Fiscal Year 2020	31,770,487	7,644,846

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following unranked performance measures reflect the Company’s most important performance measures in effect for 2022, as further described and defined in the Compensation Discussion and Analysis.
MOST IMPORTANT PERFORMANCE MEASURES FOR 2022

■ Net Income	■ Net Sales	■ Operating Margin	■ Operating Cash Flow

Total Shareholder Return Amount			$ 82.19	148.59	106.88
Peer Group Total Shareholder Return Amount			123.99	149.72	141.39
Net Income (Loss)			$ (19,000,000)	$ 938,000,000	$ (163,000,000)
Company Selected Measure Amount			17,161	18,471	15,031
PEO Name	Mr. Kingsbury	Ms. Gass
Share Price | $ / shares	$ 31.49		$ 31.49	$ 60.16	$ 44.06	$ 42.75
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales
Non-GAAP Measure Description [Text Block]
(7)
Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to determine compensation.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Operating Cash Flow
Ms. Gass [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,034,094	$ 12,924,834	$ 12,855,375
PEO Actually Paid Compensation Amount			(57,026,989)	34,227,502	31,770,487
Adjustment to Compensation Amount			(66,061,083)	21,302,668	18,915,112
Ms. Gass [Member] | Deduct: Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,549,993)	(7,250,011)	(8,853,685)
Ms. Gass [Member] | Add: Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				14,444,589	35,993,323
Ms. Gass [Member] | Add: Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,179,438	(6,205,629)
Ms. Gass [Member] | Add: Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			143,079	1,928,652	(2,018,897)
Ms. Gass [Member] | Deduct: Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(58,654,169)
Mr. Kingsbury [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			4,427,865
PEO Actually Paid Compensation Amount			4,710,588
Adjustment to Compensation Amount			282,723
Mr. Kingsbury [Member] | Deduct: Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,920,000)
Mr. Kingsbury [Member] | Add: Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,226,216
Mr. Kingsbury [Member] | Add: Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,493)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,075,829)	4,458,980	3,808,600
Non-PEO NEO [Member] | Deduct: Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,891,344)	(1,375,046)	(1,962,007)
Non-PEO NEO [Member] | Add: Year-End Fair Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			972,774	2,739,579	7,091,195
Non-PEO NEO [Member] | Add: Change in Fair Value as of the end of this year (from the Prior Year-End) of Prior Year Awards That Are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,905,529)	2,675,545	(782,823)
Non-PEO NEO [Member] | Add: Fair Value as of Vesting Date of Awards Granted This Year and That Vested This Year [Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			67,135
Non-PEO NEO [Member] | Add: Change in Fair Value as of Vesting Date (from Prior Year-End) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(716,741)	$ 418,902	$ (537,765)
Non-PEO NEO [Member] | Deduct: Prior Year-End Fair Value of Prior Year Awards That Failed to Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,602,124)